Intangible assets - Goodwill allocated in the Group's CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 4,677,204	₩ 4,683,902
Banking
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	768,468	768,766
Credit card
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,891,498	2,892,610
Securities
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	1,265	2,993
Life insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	850,238	853,798
Others
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 165,735	₩ 165,735